CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands		12 Months Ended
	Nov. 01, 2017 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Nov. 30, 2018 USD ($)
Share repurchase program, authorized amount | $						$ 30,000,000
Repurchase of ordinary share | ¥			¥ 48,047		¥ 21,367
Share Repurchase Plan [Member]
Repurchase of ordinary shares | shares		2,317,482	2,317,482	825,174	825,174
American Depository Shares [Member]
Repurchase of ordinary shares, not settled | $				$ 2,093,000
American Depository Shares [Member] | Share Repurchase Plan [Member]
Repurchase of ordinary shares | shares		1,158,741	1,158,741	412,587	412,587
Repurchase of ordinary share | $		$ 69,413,000		$ 23,460,000
Edge Franchising Co Limited Edge Franchising [Member]
Issuance of ordinary shares for business acquisition | shares	216,021
Noncontrolling Interest, Ownership Percentage by Parent	100.00%